Revenue - Schedule of Deferred Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Revenue from Contract with Customer [Abstract]
Beginning Balance	$ 34,044	$ 20,312
Revenue recognized	(29,133)	(25,271)
Revenue deferred	28,663	38,940
Foreign exchange	(8)	63
Ending Balance	$ 33,566	$ 34,044